Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory
Inventory

5. Inventory

Inventory consisted of the following:

	As of
	March 31,	December 31,
	2021	2020

	(In thousands)
Finished goods	$217,399	$226,866
Work-in-process and service repairs	22,468	25,206
Raw materials	8,681	10,225
Total inventory	$248,548	$262,297

5.Inventory

Inventory consisted of the following:

	As of December 31,
	2020	2019

	(In thousands)
Finished goods	$226,866	$254,240
Work-in-process and service repairs	25,206	34,120
Raw materials	10,225	33,623
Total inventory	$262,297	$321,983